Document And Entity Information	Apr. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	Enservco Corporation
Document, Type	8-K
Document, Period End Date	Apr. 29, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36335
Entity, Tax Identification Number	84-0811316
Entity, Address, Address Line One	14133 County Road 9½
Entity, Address, City or Town	Longmont
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80504
City Area Code	303
Local Phone Number	333-3678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ENSV
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000319458